united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Value
	COMMON STOCK, WARRANTS & RIGHTS - 90.0%
	APPAREL - 5.9%
15,000	Under Armour, Inc. - Class A *	$ 580,200
12,588	Under Armour, Inc. - Class C *	426,230
12,500	VF Corp.	700,625
		1,707,055
	AUTO MANUFACTURERS - 1.4%
2,000	Tesla Motors, Inc. *	408,060

	BANKS - 10.2%
200,000	Bank of America Corp. - Warrants @ $16.845, Due 1/16/19 *	924,000
50,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	1,231,500
50,000	Sussex Bancorp	816,500
		2,972,000
	BIOTECHNOLOGY - 14.0%
19,250	Celgene Corp. *	2,012,203
5,500	Illumina, Inc. *	999,130
1,375	Regeneron Pharmaceuticals, Inc. *	552,778
6,000	Vertex Pharmaceuticals, Inc. *	523,260
		4,087,371
	COMPUTERS - 6.8%
17,500	Apple, Inc.	1,978,375

	DIVERSIFIED FINANCIAL SERVICES - 7.9%
22,500	MasterCard, Inc.	2,289,825

	HEALTHCARE - PRODUCTS - 9.5%
7,500	ABIOMED, Inc. *	964,350
2,500	Intuitive Surgical, Inc. *	1,812,075
		2,776,425
	INTERNET - 12.1%
2,000	Alphabet, Inc. *	1,608,120
15,000	Facebook, Inc. - Class A *	1,924,050
		3,532,170
	OIL & GAS - 8.4%
5,000	Chevron Corp.	514,600
10,000	Diamondback Energy, Inc. *	965,400
5,000	Phillips 66	402,750
62,500	Sanchez Energy Corp. *	552,500
		2,435,250

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016
Shares		Value
	OIL & GAS SERVICES - 6.7%
8,500	Core Laboratories NV	$ 954,804
12,500	Schlumberger Ltd.	983,000
		1,937,804
	PHARMACEUTICALS - 4.8%
12,500	Bristol-Myers Squibb Co.	674,000
21,000	Pacira Pharmaceuticals, Inc. *	718,620
		1,392,620
	SEMICONDUCTORS - 2.3%
6,500	NXP Semiconductors NV *	663,065

	TOTAL COMMON STOCK, WARRANTS & RIGHTS (Cost - $17,179,936)	26,180,020

	EXCHANGE TRADED FUND - 0.6%
	EQUITY FUND - 0.6%
6,000	ProShares VIX Short-Term Futures ETF *	169,980
	TOTAL EXCHANGE TRADED FUND (Cost - $328,349)

	SHORT-TERM INVESTMENTS - 9.5%
	MONEY MARKET FUND - 9.5%
2,776,186	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.16% ** (Cost - $2,776,186)	2,776,186

	TOTAL INVESTMENTS - 100.1% (Cost - $20,284,471) (a)	$ 29,126,186
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(37,568)
	NET ASSETS - 100.0%	$ 29,088,618

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,284,471 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 10,266,086
	Unrealized Depreciation:	(1,424,371)
	Net Unrealized Appreciation:	$ 8,841,715

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Portfolio's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock, Warrants & Rights	$ 26,180,020	$ -	$ -	$ 26,180,020
Exchange Traded Fund	169,980	-	-	169,980
Short-Term Investments	2,776,186	-	-	2,776,186
Total	$ 29,126,186	$ -	$ -	$ 29,126,186
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
*Refer to the Portfolio of Investments for security classifications.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

Shares		Value
	COMMON STOCK, WARRANTS & RIGHTS - 111.3%
	APPAREL - 4.1%
17,500	Under Armour, Inc. - Class A *	$ 676,900
5,035	Under Armour, Inc. - Class A *	170,485
		847,385
	BANKS - 18.2%
265,000	Bank of America Corp. - Warrants @ $16.845, Due 1/16/19 *	1,224,300
105,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	2,586,150
		3,810,450
	BIOTECHNOLOGY - 22.0%
17,500	Celgene Corp. * ^	1,829,275
6,500	Illumina, Inc. * ^	1,180,790
5,000	Intrexon Corp. *	140,100
10,000	Pacific Biosciences of California, Inc. *	89,600
1,750	Regeneron Pharmaceuticals, Inc. *	703,535
7,500	Vertex Pharmaceuticals, Inc. *	654,075
		4,597,375
	COMPUTERS - 5.7%
10,500	Apple, Inc. ^	1,187,025

	DIVERSIFIED FINANCIAL SERVICES - 12.2%
25,000	MasterCard, Inc. - Class A ^	2,544,250

	HEALTHCARE - PRODUCTS - 17.6%
6,000	ABIOMED, Inc. *	771,480
4,000	Intuitive Surgical, Inc. *	2,899,320
		3,670,800
	INTERNET - 13.0%
500	Alphabet, Inc. *	402,030
18,000	Facebook, Inc. - Class A * ^	2,308,860
		2,710,890
	OIL & GAS - 4.6%
10,000	Diamondback Energy, Inc. *	965,400

	OIL & GAS SERVICES - 9.1%
10,000	Core Laboratories NV	1,123,300
10,000	Sclumberger Ltd.	786,400
		1,909,700
	PHARMACEUTICALS - 3.7%
22,750	Pacira Pharmaceuticals, Inc. * ^	778,505

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

Shares		Value
RETAIL - 1.1%
1,000	Ulta Salon Cosmetics & Fragrance, Inc. *	$ 237,980

	TOTAL COMMON STOCK, WARRANTS & RIGHTS (Cost - $16,862,472)	23,259,760

SHORT-TERM INVESTMENTS - 0.6%
MONEY MARKET FUND - 0.6%
123,840	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.16 ^ **	123,840
TOTAL SHORT-TERM INVESTMENTS - (Cost - $123,840)

	TOTAL INVESTMENTS - 111.9% (Cost - $18,986,312) (a)	$ 23,383,600
	OTHER ASSETS LESS LIABILITIES - NET- (11.9) %	(2,492,360)
	TOTAL NET ASSETS - 100.0%	$ 20,891,240

* Non-income producing security.
^ All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at September 30, 2016 is $10,579,121.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,618,925 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 7,523,363
	Unrealized Depreciation:	(1,758,688)
	Net Unrealized Appreciation:	$ 5,764,675

Contracts ***		Value
CALL OPTIONS WRITTEN
35	Intuitive Surgical, Inc. *	$ 126,875
Expiration January 2018 Exercise Price $840.00
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $99,461)	$ 126,875

* Non-income producing security.
*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less, may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialiest at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

The Biondo Focus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2016

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Portfolio's investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock, Warrants & Rights	$ 23,259,760	$ -	$ -	$ 23,259,760
Short-Term Investments	123,840	-	-	123,840
Total	$ 23,383,600	$ -	$ -	$ 23,383,600
Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	126,875	-	-	126,875
Total	$ 126,875	$ -	$ -	$ 126,875

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
*Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/22/2016

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/22/2016